Concentration Of Credit Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Concentration Of Credit Risks

NOTE 9 – CONCENTRATION OF CREDIT RISKS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, or whose accounts payable balances individually represented 10% or more of the Company’s total accounts payable, the details of which are set out as follows:

For the six months ended June 30, 2017 and the years ended December 31, 2016, five customers accounted for 52% and five customer accounted for 43% of the revenue of the Company, respectively.

At June 30, 2017 and December 31, 2016, five customers accounted for 76% and five customers accounted for 74% of the accounts receivable of the Company, respectively.

NOTE 9 – CONCENTRATION OF CREDIT RISKS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, or whose accounts payable balances individually represented 10% or more of the Company’s total accounts payable, the details of which are set out as follows:

For the years ended December 31, 2016 and 2015, five customers accounted for 43% and five customer accounted for 54% of the revenue of the Company, respectively.

At December 31, 2016 and 2015, five customers accounted for 74% and five customers accounted for 94% of the accounts receivable of the Company, respectively.